RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

9.RELATED PARTY TRANSACTIONS

For the years ended December 31, 2017, 2018 and 2019, significant related party transactions were as follows:

		For the Year Ended
		December 31,
	Note	2017	2018	2019
Listing service revenue from Fang	9 (1)	3,781	4,543	26,382
Analytics services revenue	9 (2)	350	—	17,296
Costs and expenses allocated from Fang, excluding the share-based compensation costs and expenses related to Fang’s share-based awards	2 (a)	11,481	9,919	4,337
Rent expenses	4	8,544	7,621	7,621
IT service fee	9 (3)	—	—	5,214
Software license fee	9 (4)	—	—	278
Cash advance from related parties	9 (7)	3,815	—	—
Repayment of cash advance from related parties	9 (7)	—	3,815	—
Share-based compensation expenses related to Fang’s share-based awards	9(8)	6,283	6,808	7,776

As of December 31, 2018 and 2019, prepayments to and amounts due from related parties are as follows:

		As of
		December 31,
	Note	2018	2019
Prepayments to and amounts due from related parties
Beijing Li Tian Rong Ze Yi Jia Technology Development Co., Ltd.	4	638	—
Beijing Shi Ji Jia Tian Xia Technology Development Co., Ltd.	4	1,332	—
Beihai Long Island Hotel Co., Ltd	9 (2)	—	1,500
Beijing CheTianXia Information Co., Ltd.	9 (2)	—	3,320
Total		1,970	4,820

As of December 31, 2018 and 2019, the amounts due to related parties are as follows:

		As of
		December 31,
	Note	2018	2019
Amounts due to related parties
Beijing SouFun Science & Technology Development Co., Ltd.	9 (5)	680	—
Fang	9 (6)	—	7,734
Total		680	7,734
(1)

The Company acts as an agent on behalf of Fang on listing services for commercial properties. The Company recorded the revenues on net basis when Fang and its customers enter into a sales contract. On January 1, 2020, the Company and Fang agreed to terminate the cooperation agreement.

(2)Beijing CheTianXia Information Co., Ltd. (“CheTianXia”), Guangxi Pukai Xingye Hotel Investment Co., Ltd (“Guangxi Pukai”) and Beihai Long Island Hotel Co, Ltd. (“Beihai Long Island”) are companies under the control of Mr. Vincent Tianquan Mo, the Company’s chairman of the board of directors and the controlling shareholder.

On August 26, 2019, the Company entered into a contract with CheTianXia and Guangxi Pukai, pursuant to which the Company was engaged in providing analytics services for the sale of land use right assets and the total contract consideration was RMB20,000, over a period of shorter of (1) eighteen months effective from January 1, 2019 or (2) upon completion of the sales of the assets.

On August 26, 2019, the Company entered into a contract with Beihai Long Island, pursuant to which the Company was engaged in providing analytics services for the sales of properties and the total contract consideration was RMB10,000, over a period of shorter of (1) twelve months effective from July 1, 2019 or (2) upon completion of the sales of the properties.

The transactions were approved by the Company’s Board of Director on August 22, 2019. The Company recognized revenue of analytics services on a cumulative catch-up basis since the effective dates of the contracts and recognized RMB12,579 and RMB4,717 for the year ended December 31,2019, respectively.

(3)The Company continued to utilize Fang’s server and other IT services after the separation and incurred IT service fee of RMB5,214 during the period from June 11, 2019 to December 31, 2019. The Company paid  RMB7,500 to Fang for the IT service in June 2019 and the balance of RMB2,286 represents the IT service fee prepaid to Fang as of December 31, 2019, which was offset with an equivalent amount due to Fang according to the agreement described in Note 9 (6).

(4)The Company entered into a software license agreement with Fang, pursuant to which, Fang agrees to license the right of using certain of their software at annual royalty fee of RMB500. The term of the software license agreement is 10 years. The agreement is effective from June 11, 2019. RMB278 of software license fee incurred during the period from June 11, 2019 to December 31, 2019 and the Company did not settle the expense in cash in 2019. The balance of RMB278 represents the software license fee payable to Fang as of December 31, 2019, which was offset with an equivalent amount due from Fang according to the agreement described in Note 9 (6).

(5)Beijing SouFun Science & Technology Development Co., Ltd., a wholly-owned subsidiary of Fang, paid RMB680 on behalf of the Company for legal costs in connection with the spin-off in 2018, which was settled by the Company in cash in 2019.

(6)After the completion of the separation, there were certain cash collections and cash payments on behalf of each other between the Company and Fang from June 11, 2019 to December 31, 2019. In November 2019, the Company entered into an agreement with Fang to settle all such balances with Fang on a quarterly basis in net amounts. The balance of RMB7,734 as of December 31 ,2019 represents the net amount due to Fang, after offsetting with an equivalent amount due from and prepayments to Fang of RMB56,850.

(7)The amounts due to Beijing Heng Xin Jia Hua Investment Consulting Limited and Beijing Jin Hua Ming Advertising Limited as of December 31, 2017, both of which were jointly controlled by Mr. Vincent Tianquan Mo, and a third party individual, represent cash advances the Company received from the respective companies. The Company settled the balances of RMB3,815 with these two companies in cash in January 2018.

(8)Prior to the separation, certain of the Company's employees participated in Fang’s various Stock Related Award Incentive Plans. Share-based compensation expenses related to Fang’s share-based awards allocated from Fang were RMB6,283,  RMB6,808 and RMB7,776 for the years ended December 31, 2017 and 2018, and during the period from January 1, 2019 to June 11, 2019, respectively. See Note 10 in details.